Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net loss	$ (2,850)	$ (1,322)	$ (6,950)	$ (4,698)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	651	810	1,505	2,003
Amortization of debt discount	832	326	756	852
Stock-based compensation	177	142	284	273
Change in warrant liability	(208)	377	153	42
Deferred tax (benefit)/provision	(77)	126	(61)	(365)
Allowance for doubtful accounts	13	28		85
Warrants issued for services				36
ConeXus acquisition stock issuance expense			1,971
Increase in notes due to in-kind interest	62	39	86	102
Charge for lease termination	474
Gain on settlement of obligations	(39)	(866)	(872)	(1,008)
Impairment of intangible assets				1,065
Changes to operating assets and liabilities:
Accounts receivable and unbilled revenues	4	538	(1,749)	(3,360)
Inventories	389	(34)	(266)	(503)
Prepaid expenses and other current assets	(290)	(30)	(862)	180
Other assets	50	(19)
Other non-current assets			(34)	65
Accounts payable	66	(616)	(390)	858
Deferred revenue	2,723	6,039	5,968	(460)
Accrued expenses	830	289	473	17
Deposits	(95)	(513)	641	606
Other liabilities	(147)	6
Other non-current liabilities			2	104
Net cash provided by operating activities	2,565	5,320	655	(4,106)
Investing activities
Purchases of property and equipment	(207)	(306)	(569)	(292)
Net cash used in investing activities	(207)	(306)	(569)	(292)
Financing activities
Issuance of common stock		500	500	167
Proceeds from related party loans	2,100
Issuance of loans payable and warrants, net of discount				4,510
Share repurchase and cancellation			(149)
Payments on debt		(786)	(786)	(288)
Net cash provided by/(used in) financing activities	2,100	(286)	(435)	4,389
Increase/(decrease) in Cash and Cash Equivalents	4,458	4,728	(349)	(9)
Cash and Cash Equivalents, beginning of period	1,003	1,352	1,352	1,361
Cash and Cash Equivalents, end of period	$ 5,461	$ 6,080	$ 1,003	$ 1,352